Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
LIVE OAK ACQUISITION CORP. II [Member]
Preferred stock par or stated value per share		$ 0.0001
Preferred stock shares authorized		1,000,000
Preferred stock shares issued		0
Preferred stock shares outstanding		0
Common Class A [Member]
Common stock subject to possible redemption	25,300,000	25,300,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	25,300,000	25,300,000
Common stock, shares outstanding	25,300,000	25,300,000
Common Class A [Member] | LIVE OAK ACQUISITION CORP. II [Member]
Common stock subject to possible redemption		25,300,000
Common stock subject to possible redemption, per share (in Dollars per share)		$ 10.00
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, non redeemable shares issued		0
Common stock, non redeemable, shares outstanding		0
Common Class B [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	6,325,000	6,325,000
Common stock, shares outstanding	6,325,000	6,325,000
Common Class B [Member] | LIVE OAK ACQUISITION CORP. II [Member]
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		10,000,000
Common stock, shares issued		6,325,000
Common stock, shares outstanding		6,325,000